Financial instruments - Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories (Detail) - Non Marketable Equity Instruments [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income		¥ 302,488	¥ 249,181
Entertainment Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[1]	181,000	187,294
Manufacturing Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[2]	91,099	34,610
Information Technology Communication and Service Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[3]	¥ 27,987	¥ 24,348

[1]	Major investments included Epic Games, Inc.
[2]	Major investments included Nichia Corporation as of March 31, 2024.
[3]	Major investments included Semiconductor Energy Laboratory Co., Ltd.